LONG-TERM DEBT, NET (2019 5.375% Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jan. 21, 2021	Dec. 04, 2019	Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt [Line Items]
Total long-term debt			$ 8,449,459	$ 6,599,949
Additional 2019 Senior Notes [Member] | 2019 5.375% Senior Notes, due 2029 [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 250,000
Maturity date			Dec. 04, 2029
Interest rate per annum	5.375%
Purchase price as percentage of principal	103.25%
First 2019 Senior Notes [Member] | 2019 5.375% Senior Notes, due 2029 [Member]
Long-Term Debt [Line Items]
Total long-term debt		$ 900,000
Maturity date			Dec. 04, 2029
Interest rate per annum		5.375%
Purchase price as percentage of principal		100.00%
Senior Notes [Member] | 2019 5.375% Senior Notes, due 2029 [Member] | Prior to December 4, 2024 [Member]
Long-Term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption with net cash proceeds from equity offerings at a fixed redemption price	35.00%	35.00%